Others - Movement of level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant unobservable inputs
Beginning balance	$ 279,346
Ending balance	28,309	$ 279,346
Level 3
Significant unobservable inputs
Transfers into level 3	0	0
Transfers out of level 3	0	0
Convertible preferred shares
Significant unobservable inputs
Beginning balance	259,230	108,427
Gains and losses recognized in profit or loss recorded as non-operating income and expenses	99,001	150,745
Recorded as credit risk changes in financial instrument through other comprehensive income	7	58
Transfers to Level 2	$ (358,238)
Ending balance		$ 259,230